Jul. 01, 2015
SUPPLEMENT TO
CALVERT EQUITY INCOME FUND
Calvert Equity Funds Prospectus (Class A, C and Y)
dated April 30, 2015
Date of Supplement: July 1, 2015
IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME
AND INVESTMENT STRATEGY
The Board of Directors (the “Board”) for Calvert Equity Income Fund (the “Fund”) has approved a new name for the Fund and a change to the investment strategy in order to implement a global investment mandate for the Fund.
Effective September 1, 2015, the Prospectus is hereby amended as follows:
All references to "Calvert Equity Income Fund" are changed to “Calvert Global Equity Income Fund” to reflect the Fund's new name.

Calvert Equity Income Fund
Delete the disclosure under "Investment Objective" in the Fund Summary on page 5 of the Prospectus and replace it with the following: The Fund seeks high current income and competitive total return.
Delete the first two paragraphs of disclosure under "Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for the Fund on page 5 of the Prospectus and insert the following:
The Fund offers opportunities for high current income and competitive total return through investment primarily in dividend-paying equity securities of companies whose stock the Advisor believes are undervalued. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Equity securities include common stock, preferred stock, trust preferred securities, convertible securities and depositary receipts (American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)).
There are no restrictions as to the market capitalization of companies in which the Fund invests, but the Fund invests primarily in mid- and large-cap companies.
The Fund may also invest up to 20% of its net assets in debt securities, including below-investment grade, high-yield debt securities (commonly known as “junk bonds”). A debt security is below-investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s Rating Services or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.
The Fund will invest at least 40% of its assets in foreign securities or, if the Adviser determines conditions are not favorable, invest at least 30% of its assets in foreign securities. Generally, foreign securities (securities of non-U.S. entities) are securities of entities that derive at least 50% of their revenue from business outside the U.S. or have at least 50% of their assets outside the U.S.; or that are organized under the laws of a non-U.S. country and have their securities principally traded on a non-U.S. exchange. In addition, the Fund will normally invest in companies located in at least three countries outside of the U.S. The Fund does not intend to invest more than 20% of its assets in securities of issuers located in emerging market countries.

The Fund may enter into foreign currency transactions to hedge foreign currency exposure.

Under "Investments, Risks and Performance – Principal Risks” in the Fund Summary for the Fund on page 6 of the Prospectus, delete the risk disclosures for "Small-Cap and Mid-Cap Company Risk," "Foreign Securities Risk" and "Foreign Currency Risk" and insert the following:
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.
Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.